Employee Benefits and Private Pension Plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of employee benefits [line items]
Employee benefit expense	R$ 27,558	R$ 23,418	R$ 18,174
Health and dental care plan [member]
Summary of employee benefits [line items]
Employee benefit expense	9,559	164	3,065
Indemnification of FGTS [member]
Summary of employee benefits [line items]
Employee benefit expense	11,159	14,828	9,068
Seniority bonus [member]
Summary of employee benefits [line items]
Employee benefit expense	5,460	6,883	4,455
Life insurance [member]
Summary of employee benefits [line items]
Employee benefit expense	R$ 1,380	R$ 1,543	R$ 1,586